Stock-Based Compensation (Details)	3 Months Ended
Mar. 31, 2024 USD ($) $ / shares shares
Stock-Based Compensation [Line Items]
Compensation expense	$ 1,359,000
Stock price targets over the term	6 years
Estimated fair value	$ 4,800,000
Cash bonus percentage	2.50%
Cash bonus	$ 20,000,000
Executive [Member]
Stock-Based Compensation [Line Items]
Granted shares (in Shares) | shares	6,000,000
Executive Officer [Member]
Stock-Based Compensation [Line Items]
Cash bonus	$ 10,000,000
Minimum [Member]
Stock-Based Compensation [Line Items]
Stock price target, range per share (in Dollars per share) | $ / shares	$ 30
Maximum [Member]
Stock-Based Compensation [Line Items]
Stock price target, range per share (in Dollars per share) | $ / shares	$ 300